Debt - Schedule of Annual Maturities of Debt (Details) £ in Millions, $ in Millions, € in Billions	12 Months Ended
	Nov. 30, 2020 USD ($)	Nov. 30, 2020 EUR (€)	Nov. 30, 2020 GBP (£)
Debt Instrument [Line Items]
2021 Q1	$ 500
2021 Q2	351
2021 Q3	568
2021 Q4	325
2022	2,703
2023	6,255
2024	4,412
2025	3,818
Thereafter	$ 8,648
Eurodollar | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate floor (percentage)	0.00%
Eurodollar | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate floor (percentage)	1.00%
Secured Debt
Debt Instrument [Line Items]
2021 Q1	$ 15
2021 Q2	21
2021 Q3	15
2021 Q4	21
2022	72
2023	4,072
2024	72
2025	2,717
Thereafter	$ 2,387
Secured Debt | Notes due Apr 2023
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	11.50%	11.50%	11.50%
2021 Q1	$ 0
2021 Q2	0
2021 Q3	0
2021 Q4	0
2022	0
2023	4,000
2024	0
2025	0
Thereafter	$ 0
Secured Debt | Notes due Feb 2026
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	10.50%	10.50%	10.50%
2021 Q1	$ 0
2021 Q2	0
2021 Q3	0
2021 Q4	0
2022	0
2023	0
2024	0
2025	0
Thereafter	$ 775
Secured Debt | Euro-denominated notes due Feb 2026
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	10.10%	10.10%	10.10%
2021 Q1	$ 0
2021 Q2	0
2021 Q3	0
2021 Q4	0
2022	0
2023	0
2024	0
2025	0
Thereafter	$ 508
Secured Debt | Notes due Jun 2027
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	7.90%	7.90%	7.90%
2021 Q1	$ 0
2021 Q2	0
2021 Q3	0
2021 Q4	0
2022	0
2023	0
2024	0
2025	0
Thereafter	$ 192
Secured Debt | Notes due Aug 2027
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	9.90%	9.90%	9.90%
2021 Q1	$ 0
2021 Q2	0
2021 Q3	0
2021 Q4	0
2022	0
2023	0
2024	0
2025	0
Thereafter	900
Secured Debt | Euro-denominated fixed rate bank loan due May 2025
Debt Instrument [Line Items]
2021 Q1	8
2021 Q2	8
2021 Q3	8
2021 Q4	8
2022	32
2023	32
2024	32
2025	8
Thereafter	$ 0
Secured Debt | Euro-denominated fixed rate bank loan due May 2025 | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	5.50%	5.50%	5.50%
Secured Debt | Euro-denominated fixed rate bank loan due May 2025 | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	6.20%	6.20%	6.20%
Secured Debt | Floating rate bank loan due Jun 2025
Debt Instrument [Line Items]
2021 Q1	$ 5
2021 Q2	5
2021 Q3	5
2021 Q4	5
2022	19
2023	19
2024	19
2025	1,781
Thereafter	$ 0
Secured Debt | Floating rate bank loan due Jun 2025 | LIBOR
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	7.50%
Secured Debt | Euro-denominated floating rate bank loan due Oct 2026
Debt Instrument [Line Items]
2021 Q1	$ 2
2021 Q2	8
2021 Q3	2
2021 Q4	8
2022	22
2023	22
2024	22
2025	928
Thereafter	$ 12
Secured Debt | Euro-denominated floating rate bank loan due Oct 2026 | Eurodollar | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	2.70%
Secured Debt | Euro-denominated floating rate bank loan due Oct 2026 | Eurodollar | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	7.50%
Unsecured Debt
Debt Instrument [Line Items]
2021 Q1	$ 485
2021 Q2	330
2021 Q3	553
2021 Q4	304
2022	2,631
2023	2,183
2024	4,340
2025	1,100
Thereafter	6,261
Unsecured Debt | Revolver Facility Expires Aug 2024
Debt Instrument [Line Items]
2021 Q1	0
2021 Q2	0
2021 Q3	0
2021 Q4	0
2022	0
2023	0
2024	3,083
2025	0
Thereafter	0
Line of credit, current	$ 3,100
Unsecured Debt | Revolver Facility Expires Aug 2024 | LIBOR
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.60%
Unsecured Debt | U.S. Dollar-denominated revolving credit facility
Debt Instrument [Line Items]
Line of credit, current	$ 1,700
Unsecured Debt | Euro-denominated revolving credit facility
Debt Instrument [Line Items]
Line of credit, current | €		€ 1.0
Unsecured Debt | Sterling-denominated revolving credit facility
Debt Instrument [Line Items]
Line of credit, current | £			£ 150
Unsecured Debt | Euro-denominated notes due Feb 2021
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	1.60%	1.60%	1.60%
2021 Q1	$ 429
2021 Q2	0
2021 Q3	0
2021 Q4	0
2022	0
2023	0
2024	0
2025	0
Thereafter	$ 0
Unsecured Debt | Euro-denominated notes due Nov 2022
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	1.90%	1.90%	1.90%
2021 Q1	$ 0
2021 Q2	0
2021 Q3	0
2021 Q4	0
2022	658
2023	0
2024	0
2025	0
Thereafter	$ 0
Unsecured Debt | Convertible notes due Apr 2023
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	5.80%	5.80%	5.80%
2021 Q1	$ 0
2021 Q2	0
2021 Q3	0
2021 Q4	0
2022	0
2023	537
2024	0
2025	0
Thereafter	$ 0
Unsecured Debt | Notes due Oct 2023
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	7.20%	7.20%	7.20%
2021 Q1	$ 0
2021 Q2	0
2021 Q3	0
2021 Q4	0
2022	0
2023	125
2024	0
2025	0
Thereafter	$ 0
Unsecured Debt | Notes due Mar 2026
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	7.60%	7.60%	7.60%
2021 Q1	$ 0
2021 Q2	0
2021 Q3	0
2021 Q4	0
2022	0
2023	0
2024	0
2025	0
Thereafter	$ 1,450
Unsecured Debt | Euro-denominated notes due Mar 2026
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	7.60%	7.60%	7.60%
2021 Q1	$ 0
2021 Q2	0
2021 Q3	0
2021 Q4	0
2022	0
2023	0
2024	0
2025	0
Thereafter	$ 598
Unsecured Debt | Notes due Jan 2028
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	6.70%	6.70%	6.70%
2021 Q1	$ 0
2021 Q2	0
2021 Q3	0
2021 Q4	0
2022	0
2023	0
2024	0
2025	0
Thereafter	$ 200
Unsecured Debt | Euro-denominated notes due Oct 2029
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	1.00%	1.00%	1.00%
2021 Q1	$ 0
2021 Q2	0
2021 Q3	0
2021 Q4	0
2022	0
2023	0
2024	0
2025	0
Thereafter	718
Unsecured Debt | Euro-denominated fixed rate bank loan due Sept 2021
Debt Instrument [Line Items]
2021 Q1	0
2021 Q2	17
2021 Q3	0
2021 Q4	15
2022	0
2023	0
2024	0
2025	0
Thereafter	$ 0
Unsecured Debt | Euro-denominated fixed rate bank loan due Sept 2021 | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	0.30%	0.30%	0.30%
Unsecured Debt | Euro-denominated fixed rate bank loan due Sept 2021 | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	3.90%	3.90%	3.90%
Unsecured Debt | Euro-denominated floating rate bank loan due Apr 2023
Debt Instrument [Line Items]
2021 Q1	$ 0
2021 Q2	179
2021 Q3	0
2021 Q4	0
2022	1,053
2023	628
2024	0
2025	0
Thereafter	$ 0
Unsecured Debt | Euro-denominated floating rate bank loan due Apr 2023 | Eurodollar | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.30%
Unsecured Debt | Euro-denominated floating rate bank loan due Apr 2023 | Eurodollar | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	4.80%
Unsecured Debt | Floating rate bank loan due Sep 2024
Debt Instrument [Line Items]
2021 Q1	$ 0
2021 Q2	0
2021 Q3	0
2021 Q4	0
2022	0
2023	0
2024	300
2025	0
Thereafter	$ 0
Unsecured Debt | Floating rate bank loan due Sep 2024 | LIBOR
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	3.80%
Unsecured Debt | Sterling-denominated floating rate bank loan due Feb 2025
Debt Instrument [Line Items]
2021 Q1	$ 40
2021 Q2	0
2021 Q3	375
2021 Q4	0
2022	0
2023	0
2024	93
2025	373
Thereafter	$ 0
Unsecured Debt | Sterling-denominated floating rate bank loan due Feb 2025 | LIBOR | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.80%
Unsecured Debt | Sterling-denominated floating rate bank loan due Feb 2025 | LIBOR | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.90%
Unsecured Debt | Euro-denominated export credit facility floating rate due Oct 2032
Debt Instrument [Line Items]
2021 Q1	$ 0
2021 Q2	24
2021 Q3	49
2021 Q4	124
2022	333
2023	306
2024	277
2025	200
Thereafter	$ 629
Unsecured Debt | Euro-denominated export credit facility floating rate due Oct 2032 | Eurodollar | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.20%
Unsecured Debt | Euro-denominated export credit facility floating rate due Oct 2032 | Eurodollar | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	1.50%
Unsecured Debt | Euro-denominated export credit facility fixed rate due Sep 2032
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	1.10%	1.10%	1.10%
2021 Q1	$ 0
2021 Q2	0
2021 Q3	26
2021 Q4	26
2022	103
2023	103
2024	103
2025	103
Thereafter	644
Unsecured Debt | Export credit facility fixed rate due Oct 2031
Debt Instrument [Line Items]
2021 Q1	0
2021 Q2	74
2021 Q3	36
2021 Q4	98
2022	291
2023	332
2024	332
2025	332
Thereafter	$ 1,576
Unsecured Debt | Export credit facility fixed rate due Oct 2031 | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	2.40%	2.40%	2.40%
Unsecured Debt | Export credit facility fixed rate due Oct 2031 | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	3.40%	3.40%	3.40%
Unsecured Debt | Export credit facility floating rate due Dec 2031
Debt Instrument [Line Items]
2021 Q1	$ 16
2021 Q2	35
2021 Q3	68
2021 Q4	41
2022	194
2023	152
2024	152
2025	92
Thereafter	$ 446
Unsecured Debt | Export credit facility floating rate due Dec 2031 | LIBOR | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.50%
Unsecured Debt | Export credit facility floating rate due Dec 2031 | LIBOR | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	1.50%